Summary of Significant Accounting Policies and Practices - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment and software
Accounting Policies [Line Items]
Estimated useful lives	3 years
Furniture and fixtures
Accounting Policies [Line Items]
Estimated useful lives	7 years
Minimum | Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives	1 year
Maximum | Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives	10 years